Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable consisted of the following:
	June 30, 2025	December 31, 2024
Accounts receivable	$2,412,842	$991,467
Less: allowance for credit losses	-	-
Total accounts receivable, net	$2,412,842	$991,467